Valuation and Qualifying Accounts and Reserves of Continuing Operations (Details) (USD $) In Millions	12 Months Ended
	Dec. 31, 2010	Dec. 31, 2009	Dec. 31, 2008
Allowance for Doubtful Accounts [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	$ 93.4	$ 76.7	$ 75.4
Charges to Costs and Expenses	5.2	24.1	30.0
Charges to Other Accounts		13.6	7.4
Deductions	33.8	21.0	36.1
Balance at End of Period	64.8	93.4	76.7
Valuation Allowance of Deferred Tax Assets [Member]
Movement in Valuation Allowances and Reserves [Roll Forward]
Balance at Beginning of Period	16.1	11.7	8.3
Charges to Costs and Expenses	7.1	4.4	3.4
Balance at End of Period	$ 23.2	$ 16.1	$ 11.7